Eaton Vance
Dividend Builder Fund
March 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 99.2%
Security	Shares	Value
Aerospace & Defense — 2.2%
L3Harris Technologies, Inc.	93,500	$ 19,924,850
		$ 19,924,850
Banks — 5.9%
JPMorgan Chase & Co.	157,500	$ 31,547,250
Truist Financial Corp.	558,400	21,766,432
		$ 53,313,682
Biotechnology — 6.2%
AbbVie, Inc.	154,700	$ 28,170,870
Amgen, Inc.	40,500	11,514,960
Gilead Sciences, Inc.	224,100	16,415,325
		$ 56,101,155
Capital Markets — 6.4%
BlackRock, Inc.	18,400	$ 15,340,080
Blue Owl Capital, Inc.	366,300	6,908,418
CME Group, Inc.	59,300	12,766,697
Intercontinental Exchange, Inc.	76,400	10,499,652
S&P Global, Inc.	27,500	11,699,875
		$ 57,214,722
Chemicals — 2.0%
FMC Corp.	276,900	$ 17,638,530
		$ 17,638,530
Commercial Services & Supplies — 2.8%
Rentokil Initial PLC	1,422,500	$ 8,457,489
Waste Management, Inc.	79,400	16,924,110
		$ 25,381,599
Communications Equipment — 1.0%
Cisco Systems, Inc.	187,700	$ 9,368,107
		$ 9,368,107
Consumer Staples Distribution & Retail — 2.1%
Walmart, Inc.	318,000	$ 19,134,060
		$ 19,134,060
Containers & Packaging — 1.8%
International Paper Co.	173,400	$ 6,766,068
Security	Shares	Value
Containers & Packaging (continued)
Packaging Corp. of America	50,100	$ 9,507,978
		$ 16,274,046
Diversified Telecommunication Services — 1.1%
TELUS Corp.	614,300	$ 9,827,530
		$ 9,827,530
Electric Utilities — 2.2%
Xcel Energy, Inc.	371,800	$ 19,984,250
		$ 19,984,250
Electronic Equipment, Instruments & Components — 1.5%
CDW Corp.	52,600	$ 13,454,028
		$ 13,454,028
Financial Services — 1.6%
Fidelity National Information Services, Inc.	192,900	$ 14,309,322
		$ 14,309,322
Health Care Equipment & Supplies — 2.2%
Medtronic PLC	226,400	$ 19,730,760
		$ 19,730,760
Hotels, Restaurants & Leisure — 2.2%
Domino's Pizza, Inc.	22,500	$ 11,179,800
Vail Resorts, Inc.	39,400	8,779,502
		$ 19,959,302
Household Products — 2.0%
Procter & Gamble Co.	113,100	$ 18,350,475
		$ 18,350,475
Insurance — 6.9%
Allstate Corp.	113,700	$ 19,671,237
American Financial Group, Inc.	165,300	22,560,144
Fidelity National Financial, Inc.	377,200	20,029,320
		$ 62,260,701
Interactive Media & Services — 0.8%
Alphabet, Inc., Class A(1)	44,400	$ 6,701,292
		$ 6,701,292
IT Services — 3.2%
Accenture PLC, Class A	32,100	$ 11,126,181

Eaton Vance
Dividend Builder Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
IT Services (continued)
Amdocs Ltd.	198,100	$ 17,902,297
		$ 29,028,478
Life Sciences Tools & Services — 0.9%
Danaher Corp.	32,500	$ 8,115,900
		$ 8,115,900
Machinery — 2.9%
Illinois Tool Works, Inc.	38,400	$ 10,303,872
Parker-Hannifin Corp.	27,500	15,284,225
		$ 25,588,097
Media — 2.1%
Comcast Corp., Class A	436,000	$ 18,900,600
		$ 18,900,600
Multi-Utilities — 1.6%
Sempra	201,700	$ 14,488,111
		$ 14,488,111
Oil, Gas & Consumable Fuels — 5.8%
Chevron Corp.	197,100	$ 31,090,554
EOG Resources, Inc.	165,200	21,119,168
		$ 52,209,722
Pharmaceuticals — 7.1%
Bristol-Myers Squibb Co.	372,700	$ 20,211,521
Eli Lilly & Co.	16,800	13,069,728
Johnson & Johnson	118,800	18,792,972
Royalty Pharma PLC, Class A	369,600	11,224,752
		$ 63,298,973
Professional Services — 4.5%
Automatic Data Processing, Inc.	81,000	$ 20,228,940
Booz Allen Hamilton Holding Corp.	72,000	10,687,680
Broadridge Financial Solutions, Inc.	45,300	9,280,158
		$ 40,196,778
Semiconductors & Semiconductor Equipment — 9.8%
Analog Devices, Inc.	81,100	$ 16,040,769
Broadcom, Inc.	20,400	27,038,364
Lam Research Corp.	21,800	21,180,226
QUALCOMM, Inc.	83,900	14,204,270
Texas Instruments, Inc.	54,700	9,529,287
		$ 87,992,916
Security	Shares	Value
Software — 4.5%
Microsoft Corp.	96,267	$ 40,501,452
		$ 40,501,452
Specialized REITs — 2.0%
Lamar Advertising Co., Class A	147,900	$ 17,660,739
		$ 17,660,739
Specialty Retail — 1.9%
Home Depot, Inc.	43,800	$ 16,801,680
		$ 16,801,680
Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc., Class B	81,100	$ 7,621,778
		$ 7,621,778
Wireless Telecommunication Services — 1.1%
T-Mobile U.S., Inc.	60,500	$ 9,874,810
		$ 9,874,810
Total Common Stocks (identified cost $682,232,732)		$891,208,445

Short-Term Investments — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(2)	3,247,127	$ 3,247,127
Total Short-Term Investments (identified cost $3,247,127)		$ 3,247,127
Total Investments — 99.5% (identified cost $685,479,859)		$894,455,572
Other Assets, Less Liabilities — 0.5%		$ 4,073,459
Net Assets — 100.0%		$898,529,031
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
Abbreviations:
REITs	– Real Estate Investment Trusts

Eaton Vance
Dividend Builder Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at March 31, 2024.
Affiliated Investments
At March 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $3,247,127, which represents 0.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$9,065,154	$37,491,473	$(43,309,500)	$ —	$ —	$3,247,127	$88,509	3,247,127
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 45,304,232	$ —	$ —	$ 45,304,232
Consumer Discretionary	44,382,760	—	—	44,382,760
Consumer Staples	37,484,535	—	—	37,484,535
Energy	52,209,722	—	—	52,209,722
Financials	187,098,427	—	—	187,098,427
Health Care	147,246,788	—	—	147,246,788
Industrials	102,633,835	8,457,489	—	111,091,324
Information Technology	180,344,981	—	—	180,344,981
Materials	33,912,576	—	—	33,912,576
Real Estate	17,660,739	—	—	17,660,739
Utilities	34,472,361	—	—	34,472,361
Total Common Stocks	$882,750,956	$8,457,489*	$ —	$891,208,445
Short-Term Investments	$ 3,247,127	$ —	$ —	$ 3,247,127
Total Investments	$885,998,083	$8,457,489	$ —	$894,455,572
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Eaton Vance
Dividend Builder Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.